Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Schedule of material related party transactions

	Year ended December 31,
	2012	2013	2014
	$	$	$
Purchase of goods (Note)	6,663,431	3,688,492	95,526,134

Note:	The goods were purchased from an affiliate of the Company and companies controlled or significantly influenced by shareholders.